Share-based Compensation - Summarizes Outstanding Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	66,700	165,820	259,420
Weighted average exercise price, Warrants outstanding | $ / shares	$ 39.77	$ 46.91	$ 48.6
Weighted average contractual life, Warrants outstanding (years)	1 year 9 months 14 days
Number of warrants, Warrants exercisable | shares	65,420
Weighted average exercise price, Warrants exercisable | $ / shares	$ 36.26
Weighted average contractual life, Warrants exercisable (years)	1 year 8 months 19 days
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	54,400	123,200	138,720
Weighted average exercise price, Warrants outstanding | $ / shares	$ 38.62	$ 42.26	$ 41.77
Number of warrants, Warrants exercisable | shares	43,734
Weighted average exercise price, Warrants exercisable | $ / shares	$ 22.9
Weighted average contractual life, Warrants exercisable (years)	1 year 3 months 3 days
$6.25 - $9.38 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	36,300
Weighted average exercise price, Warrants outstanding | $ / shares	$ 7.63
Weighted average contractual life, Warrants outstanding (years)	10 months 9 days
Number of warrants, Warrants exercisable | shares	36,300
Weighted average exercise price, Warrants exercisable | $ / shares	$ 7.63
Weighted average contractual life, Warrants exercisable (years)	10 months 9 days
$6.25 - $9.38 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	19,200
Weighted average exercise price, Warrants outstanding | $ / shares	$ 6.25
Weighted average contractual life, Warrants outstanding (years)	1 year 2 months 8 days
Number of warrants, Warrants exercisable | shares	19,200
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.25
Weighted average contractual life, Warrants exercisable (years)	1 year 2 months 8 days
$29.69 - $45.31 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	7,200
Weighted average exercise price, Warrants outstanding | $ / shares	$ 34.9
Weighted average contractual life, Warrants outstanding (years)	1 year 9 months 25 days
Number of warrants, Warrants exercisable | shares	7,200
Weighted average exercise price, Warrants exercisable | $ / shares	$ 34.9
Weighted average contractual life, Warrants exercisable (years)	1 year 9 months 25 days
$29.69 - $45.31 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	23,200
Weighted average exercise price, Warrants outstanding | $ / shares	$ 32.6
Weighted average contractual life, Warrants outstanding (years)	1 year 3 months 7 days
Number of warrants, Warrants exercisable | shares	23,200
Weighted average exercise price, Warrants exercisable | $ / shares	$ 32.6
Weighted average contractual life, Warrants exercisable (years)	1 year 3 months 7 days
$62.50 - $93.75 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	17,280
Weighted average exercise price, Warrants outstanding | $ / shares	$ 64.81
Weighted average contractual life, Warrants outstanding (years)	2 years 11 months 23 days
Number of warrants, Warrants exercisable | shares	17,280
Weighted average exercise price, Warrants exercisable | $ / shares	$ 64.81
Weighted average contractual life, Warrants exercisable (years)	2 years 11 months 23 days
$62.50 - $93.75 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	9,334
Weighted average exercise price, Warrants outstanding | $ / shares	$ 77.68
Number of warrants, Warrants exercisable | shares	1,334
Weighted average exercise price, Warrants exercisable | $ / shares	$ 93.75
Weighted average contractual life, Warrants exercisable (years)	2 years 1 month 28 days
$125.00 - $312.50 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	5,920
Weighted average exercise price, Warrants outstanding | $ / shares	$ 169.62
Weighted average contractual life, Warrants outstanding (years)	3 years 11 months 1 day
Number of warrants, Warrants exercisable | shares	4,640
Weighted average exercise price, Warrants exercisable | $ / shares	$ 156.07
Weighted average contractual life, Warrants exercisable (years)	3 years 7 months 9 days
$125.00 - $218.75 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	2,666
Weighted average exercise price, Warrants outstanding | $ / shares	$ 187.5